Property and Equipment	12 Months Ended
Jun. 30, 2015
Property Plant And Equipment [Abstract]
Property and Equipment

(5) PROPERTY AND EQUIPMENT

Property and equipment, including assets held under capital leases, was comprised of the following (in millions):

	Estimated
	useful lives	As of June 30,
	(in years)	2015	2014
Land	N/A	$16.2	$0.7
Building leasehold and site improvements	15 to 20	109.2	64.7
Furniture, fixtures and office equipment	3 to 7	5.1	5.7
Computer hardware	3 to 5	15.1	16.7
Software	3	8.3	9.3
Machinery and equipment	5 to 7	272.1	94.9
Fiber optic equipment	8	623.3	583.7
Circuit switch equipment	10	12.1	11.8
Packet switch equipment	5	76.2	62.8
Fiber optic network	15 to 20	2,715.4	2,450.8
Construction in progress	N/A	437.1	259.0
Total		4,290.1	3,560.1
Less accumulated depreciation		(990.9)	(737.7)
Property and equipment, net		$3,299.2	$2,822.4

Total depreciation expense, including depreciation of assets held under capital leases, for the years ended June 30, 2015, 2014 and 2013 was $351.4 million, $294.2 million and $280.1 million, respectively.

During the years ended June 30, 2015, 2014 and 2013, the Company capitalized interest in the amounts of $12.5 million, $12.6 million and $13.0 million, respectively. The Company capitalized $58.3 million, $42.7 million, and $28.6 million of direct labor costs to property and equipment accounts during the years ended June 30, 2015, 2014 and 2013, respectively.

During the year ended June 30, 2015, the Company wrote-off $93.4 million in fully depreciated property and equipment.